Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,428	$ 2,129
Short-term investments		6,441
Accounts receivable	518	228
Inventory, net	554	415
Prepaid expenses	389	134
Total current assets	3,889	9,347
Fixed assets, net	961	793
Deposits	51	51
Operating lease right-of-use asset	646	873
Deferred offering costs	798	25
TOTAL ASSETS	6,345	11,089
Current liabilities:
Accounts payable	433	550
Accrued expenses	808	717
Current portion of accrued commissions	470	1,035
Current portion of operating lease liability	256	228
Convertible notes payable and accrued interest, net of debt discount of $77 and $0 at December 31, 2023 and 2022, respectively	1,173
Total current liabilities	3,140	2,530
Accrued commissions, net of current portion	1,999	1,624
Operating lease liability, net of current portion	428	683
Total liabilities	5,567	4,837
Commitments and contingencies (Notes 6 and 10)
Stockholders’ equity:
Common stock, $0.001 par value; 130,000,000 shares authorized at December 31, 2023 and 2022; 2,600,311 and 1,123,680 shares issued and outstanding at December 31, 2023 and 2022, respectively	3	1
Additional paid-in capital	55,894	45,843
Accumulated deficit	(55,073)	(39,492)
Accumulated other comprehensive loss	(46)	(100)
Total stockholders’ equity	778	6,252
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,345	$ 11,089